Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate Assets Held for Development and Sale [Abstract]
Schedule Of Real Estate Assets And Liabilities Held For Sale [Table Text Block]
The real estate assets held for sale and the liabilities related to real estate assets held for sale, representative of the Creekside property and Enders property, as of December 31, 2013, were as follows:

Real Estate Assets Held for Sale
December 31, 2013
Operating properties held for sale	$43,458,027
Other assets	1,452,785
Assets held for sale	$44,910,812

Liabilities Related to Real Estate Assets Held for Sale
December 31, 2013
Property indebtedness	$32,226,165
Other liabilities	1,001,485
Liabilities related to assets held for sale	$33,227,650

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is a summary of results of operations of the properties classified as discontinued operations for the years ended December 31, 2013 and 2012:

	For the Years Ended December 31,
	2013	2012
Total revenues	$5,446,465	$1,954,242
Expenses
Property operating expenses	(1,299,145)	(434,773)
Management fees	(213,387)	(84,656)
Depreciation and amortization	(1,708,087)	(1,288,261)
General and administrative expenses	(198,806)	(148,179)
Asset management and oversight fees to affiliates	(160,196)	(57,439)
Real estate taxes and insurance	(973,402)	(345,443)
Acquisition costs	(635)	(1,132,518)
Operating Loss	$892,807	$(1,537,027)
Gain on business combination	-	1,242,964
Interest exp, net	(1,249,353)	(426,752)
Loss from discontinued operations	$(356,546)	$(720,815)